ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Tax payable	¥ 1,152,313		¥ 931,191
Accrued payroll and welfare	206,225		153,554
Accrued advertisement expenses	168,378		134,601
Payable to investors	9,828		145,655
Funds collected on behalf of third-party guarantee companies	6,264		11,387
Accrued customer incentives	1,354		3,263
Others	77,688		83,718
Total accrued expenses and other liabilities	¥ 1,622,050	$ 222,220	¥ 1,463,369